Unadited Condensed Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred stock par value	$ 1,000
Preferred stock authorized	10,000,000
Preferred stock issued	12,457
Preferred stock outstanding	12,457
Common stock par value	$ 0.001
Common stock authorized	100,000,000
Common stock issued	41,879,471
Common stock outstanding	41,879,471